JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 31.0%
U.S. Treasury Bonds
7.13%, 2/15/2023	2,500	2,591
5.25%, 11/15/2028	20,000	22,776
1.88%, 2/15/2041	14,500	11,619
3.75%, 11/15/2043	30,000	31,979
3.00%, 5/15/2045	31,000	29,278
2.75%, 11/15/2047	35,000	31,877
2.00%, 2/15/2050	35,000	27,526
1.25%, 5/15/2050	10,000	6,454
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500	37,360
U.S. Treasury Notes
2.00%, 11/30/2022	50,000	50,098
2.63%, 2/28/2023	25,000	25,128
2.13%, 11/30/2023	65,000	64,799
0.38%, 8/15/2024	10,000	9,528
2.25%, 11/15/2024	35,000	34,650
1.13%, 2/28/2025	25,000	23,966
0.50%, 3/31/2025	50,000	46,988
0.38%, 4/30/2025	40,000	37,373
2.00%, 8/15/2025	20,000	19,532
1.63%, 2/15/2026	20,000	19,170
1.13%, 2/28/2027	35,000	32,359
0.63%, 3/31/2027	30,000	27,022
2.25%, 8/15/2027	30,000	29,107
1.25%, 4/30/2028	11,120	10,132
1.50%, 2/15/2030	10,000	9,078
Total U.S. Treasury Obligations (Cost $681,147)		640,390
Mortgage-Backed Securities — 26.2%
FHLMC Gold Pools, 20 Year Pool # C90830 4.50%, 5/1/2024	19	19
FHLMC Gold Pools, 30 Year
Pool # C80091 6.50%, 1/1/2024	6	7
Pool # G00229 8.50%, 5/1/2024	2	2
Pool # C00354 8.50%, 7/1/2024	3	3
Pool # C00376 8.00%, 11/1/2024	4	4
Pool # C00414 7.50%, 8/1/2025	4	5
Pool # D63303 7.00%, 9/1/2025	1	1
Pool # G00981 8.50%, 7/1/2028	8	8
Pool # C00742 6.50%, 4/1/2029	52	55
Pool # C00785 6.50%, 6/1/2029	17	18
Pool # C47318 7.00%, 9/1/2029	213	225
Pool # C01292 6.00%, 2/1/2032	23	25
Pool # A16155 5.50%, 11/1/2033	51	54
Pool # C03589 4.50%, 10/1/2040	363	378
Pool # Q41177 3.50%, 6/1/2046	12,210	12,168
Pool # G61334 4.00%, 3/1/2047	2,966	3,050
Pool # Q54902 4.00%, 3/1/2048	3,499	3,537

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q54950 4.00%, 3/1/2048	4,667	4,803
Pool # Q59727 4.00%, 11/1/2048	4,740	4,786
FHLMC UMBS, 30 Year
Pool # ZT1593 3.50%, 1/1/2049	1,134	1,123
Pool # RA2484 3.00%, 6/1/2050	5,209	4,999
Pool # RA2904 3.00%, 6/1/2050	8,307	7,951
Pool # RA2970 2.50%, 7/1/2050	9,566	8,846
Pool # QB2020 2.50%, 8/1/2050	6,420	5,924
Pool # QB3756 2.50%, 9/1/2050	16,098	14,988
Pool # QC6209 2.50%, 8/1/2051	5,846	5,387
Pool # QC7451 2.00%, 9/1/2051	13,480	12,047
FNMA
Pool # 620061 ARM, 1.60%, 11/1/2027 (a)	14	14
Pool # 89406 ARM, 1.47%, 6/1/2029 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512 4.00%, 9/1/2025	270	275
Pool # FM4449 3.00%, 12/1/2034	10,366	10,372
Pool # CA7114 2.50%, 9/1/2035	17,918	17,594
FNMA UMBS, 20 Year Pool # 762498 5.00%, 11/1/2023	30	31
FNMA UMBS, 30 Year
Pool # 190257 7.00%, 2/1/2024	4	4
Pool # 315500 7.00%, 8/1/2025	2	2
Pool # 250575 6.50%, 6/1/2026	7	7
Pool # 483802 5.50%, 2/1/2029	90	95
Pool # 524949 7.50%, 3/1/2030	10	10
Pool # 545639 6.50%, 4/1/2032	99	107
Pool # 702435 5.50%, 5/1/2033	540	581
Pool # 709441 5.50%, 7/1/2033	150	158
Pool # 730711 5.50%, 8/1/2033	289	311
Pool # 743127 5.50%, 10/1/2033	269	289
Pool # 747628 5.00%, 11/1/2033	545	580
Pool # 753662 5.50%, 12/1/2033	322	346
Pool # 755615 5.50%, 1/1/2034	391	421
Pool # 811755 7.00%, 3/1/2035	849	951
Pool # 845834 5.50%, 10/1/2035	230	243
Pool # 888201 5.50%, 2/1/2036	92	99
Pool # 831409 5.50%, 4/1/2036	469	499
Pool # 867420 5.50%, 5/1/2036	234	250
Pool # 745802 6.00%, 7/1/2036	465	511
Pool # 969708 4.50%, 3/1/2038	38	39
Pool # AE1216 3.50%, 1/1/2041	938	937
Pool # AE1260 3.50%, 8/1/2041	543	542
Pool # AB5378 3.50%, 5/1/2042	2,049	2,045
Pool # AO6710 4.00%, 6/1/2042	2,525	2,605
Pool # AR5147 3.00%, 3/1/2043	2,101	2,040
Pool # AT8192 4.00%, 6/1/2043	1,575	1,612
Pool # AS1112 4.00%, 11/1/2043	4,042	4,138
Pool # BM1109 4.00%, 10/1/2044	2,911	3,003

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS4073 4.00%, 12/1/2044	1,745	1,786
Pool # AL8660 4.00%, 6/1/2045	4,368	4,505
Pool # AS5648 3.50%, 7/1/2045	2,177	2,167
Pool # AS6208 3.50%, 10/1/2045	989	988
Pool # AS6344 3.50%, 12/1/2045	2,343	2,333
Pool # BM5560 4.00%, 1/1/2046	8,390	8,655
Pool # AL8030 4.00%, 2/1/2046	2,701	2,776
Pool # AX5520 3.00%, 5/1/2046	1,069	1,034
Pool # AX5546 3.00%, 9/1/2046	1,303	1,262
Pool # AX5547 3.50%, 9/1/2046	1,647	1,639
Pool # BM3744 4.00%, 3/1/2047	8,521	8,790
Pool # BM1049 4.00%, 4/1/2047	7,368	7,520
Pool # CA0411 4.00%, 9/1/2047	5,677	5,838
Pool # CA0861 3.50%, 11/1/2047	3,911	3,885
Pool # BJ1666 4.00%, 12/1/2047	4,326	4,434
Pool # BM3477 4.00%, 1/1/2048	4,363	4,437
Pool # CA1006 4.00%, 1/1/2048	5,323	5,431
Pool # CA1361 3.50%, 2/1/2048	3,182	3,162
Pool # BD9074 3.50%, 3/1/2048	1,252	1,245
Pool # BJ4640 4.00%, 3/1/2048	1,910	1,958
Pool # BD9078 4.00%, 4/1/2048	2,335	2,363
Pool # BD9077 3.50%, 5/1/2048	765	760
Pool # BD9083 4.00%, 7/1/2048	2,406	2,441
Pool # CA2489 4.50%, 10/1/2048	1,400	1,426
Pool # BN7416 3.50%, 9/1/2049	2,726	2,696
Pool # BO1418 3.50%, 9/1/2049	2,714	2,675
Pool # BO1427 3.50%, 9/1/2049	2,596	2,555
Pool # CA4431 3.50%, 10/1/2049	4,339	4,278
Pool # MA3803 3.50%, 10/1/2049	2,091	2,063
Pool # FM2014 3.00%, 11/1/2049	8,472	8,129
Pool # BN0803 3.50%, 12/1/2049	970	955
Pool # MA3872 3.50%, 12/1/2049	2,065	2,035
Pool # BN0807 3.50%, 1/1/2050	754	741
Pool # FM2437 3.00%, 2/1/2050	10,641	10,249
Pool # CA6144 2.50%, 6/1/2050	14,492	13,368
Pool # BP7345 3.00%, 6/1/2050	13,781	13,220
Pool # CA6322 2.50%, 7/1/2050	11,919	10,994
Pool # BQ1645 2.50%, 8/1/2050	7,685	7,088
Pool # BQ1911 2.00%, 10/1/2050	4,894	4,366
Pool # BQ2999 2.50%, 10/1/2050	7,824	7,237
Pool # BQ6118 2.50%, 10/1/2050	8,247	7,603
FNMA, Other
Pool # AM8674 2.81%, 4/1/2025	6,500	6,431
Pool # AN0571 3.10%, 1/1/2026	6,500	6,474
Pool # AL8963 3.09%, 5/1/2026 (a)	1,735	1,727
Pool # AM6381 3.29%, 8/1/2026	9,695	9,728
Pool # AM7199 3.30%, 11/1/2026	2,974	2,986
Pool # AL9769 2.65%, 12/1/2026 (a)	6,043	5,909

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FN0040 3.05%, 6/1/2027 (a)	2,816	2,800
Pool # AN6800 2.97%, 9/1/2027	3,361	3,314
Pool # AN6825 2.80%, 10/1/2027	3,960	3,873
Pool # AN9486 3.57%, 6/1/2028	12,449	12,643
Pool # 405220 6.00%, 9/1/2028	4	4
Pool # AN3908 3.12%, 1/1/2029	7,969	7,895
Pool # BL1950 3.47%, 3/1/2029	12,718	12,887
Pool # AN8493 3.30%, 2/1/2030	4,738	4,618
Pool # BM5425 3.15%, 3/1/2030 (a)	3,475	3,429
Pool # BL9023 1.22%, 11/1/2030	20,475	17,532
Pool # BL4576 2.70%, 10/1/2031	15,000	14,051
Pool # AN8412 3.39%, 2/1/2033	4,437	4,378
Pool # AN8464 3.33%, 3/1/2033	6,396	6,283
Pool # BS3202 1.94%, 9/1/2033	4,935	4,298
Pool # BL2944 3.19%, 7/1/2034	1,700	1,604
Pool # BL3288 2.52%, 9/1/2034	12,000	10,743
Pool # BL4331 2.41%, 10/1/2034	15,842	14,175
Pool # BS2718 1.95%, 8/1/2036	10,345	8,588
Pool # BL4215 2.56%, 9/1/2036	7,047	6,214
Pool # BL7125 2.04%, 6/1/2037	8,308	6,693
GNMA I, 30 Year
Pool # 321560 8.00%, 7/15/2022	—	—
Pool # 339969 7.00%, 12/15/2022	—	—
Pool # 332022 7.00%, 1/15/2023	1	1
Pool # 346572 7.00%, 5/15/2023	—	—
Pool # 349788 6.50%, 6/15/2023	—	—
Pool # 358801 7.50%, 6/15/2023	2	2
Pool # 322200 6.50%, 7/15/2023	3	3
Pool # 346673 7.00%, 7/15/2023	—	—
Pool # 360889 7.00%, 7/15/2023	1	—
Pool # 344505 6.50%, 8/15/2023	1	1
Pool # 356717 6.50%, 8/15/2023	1	1
Pool # 345375 6.50%, 9/15/2023	3	3
Pool # 345391 6.50%, 10/15/2023	1	1
Pool # 354681 8.00%, 10/15/2023	2	2
Pool # 370927 6.50%, 11/15/2023	—	—
Pool # 349265 6.50%, 12/15/2023	3	3
Pool # 365740 6.50%, 12/15/2023	1	1
Pool # 369830 6.50%, 12/15/2023	—	—
Pool # 370289 6.50%, 12/15/2023	—	—
Pool # 354747 6.50%, 2/15/2024	16	17
Pool # 362341 6.50%, 2/15/2024	3	3
Pool # 370338 6.50%, 2/15/2024	—	—
Pool # 391552 7.00%, 3/15/2024	17	18
Pool # 780029 9.00%, 11/15/2024	—	—
Pool # 401860 7.50%, 6/15/2025	1	1
Pool # 377557 8.00%, 7/15/2025	4	4
Pool # 422308 7.50%, 3/15/2026	5	5

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 436445 8.00%, 8/15/2026	—	—
Pool # 432398 7.50%, 3/15/2027	9	9
Pool # 472679 7.00%, 6/15/2028	—	—
Pool # 784010 4.00%, 3/15/2045	408	427
Pool # 626938 4.00%, 4/15/2045	217	227
Pool # 784041 4.00%, 8/15/2045	2,770	2,899
Pool # 784208 4.00%, 7/15/2046	3,942	4,124
Pool # 784897 2.50%, 10/15/2049	8,782	8,296
Pool # BU5359 3.00%, 4/15/2050	12,086	11,728
GNMA II, 30 Year
Pool # 2324 8.00%, 11/20/2026	6	7
Pool # 2344 8.00%, 12/20/2026	11	11
Pool # 2512 8.00%, 11/20/2027	25	27
Pool # CH2211 3.50%, 9/20/2051	12,253	12,163
Total Mortgage-Backed Securities (Cost $585,782)		541,475
Collateralized Mortgage Obligations — 22.2%
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	—	—
Series 1367, Class K, 5.50%, 9/15/2022	3	3
Series 2688, Class DG, 4.50%, 10/15/2023	36	36
Series 1785, Class A, 6.00%, 10/15/2023	125	128
Series 1591, Class E, 10.00%, 10/15/2023	2	3
Series 1633, Class Z, 6.50%, 12/15/2023	22	22
Series 1694, Class PK, 6.50%, 3/15/2024	15	15
Series 3798, Class AY, 3.50%, 1/15/2026	984	996
Series 3809, Class BC, 3.50%, 2/15/2026	799	809
Series 3188, Class GE, 6.00%, 7/15/2026	378	392
Series 3926, Class MW, 4.50%, 9/15/2026	2,788	2,862
Series 1999, Class PU, 7.00%, 10/15/2027	23	24
Series 2031, Class PG, 7.00%, 2/15/2028	50	54
Series 2035, Class PC, 6.95%, 3/15/2028	158	169
Series 2064, Class PD, 6.50%, 6/15/2028	98	106
Series 2095, Class PE, 6.00%, 11/15/2028	80	84
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,452
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,594
Series 2152, Class BD, 6.50%, 5/15/2029	32	34
Series 2162, Class TH, 6.00%, 6/15/2029	187	199
Series 3737, Class DG, 5.00%, 10/15/2030	647	661
Series 3981, Class PA, 3.00%, 4/15/2031	2,823	2,836
Series 2367, Class ME, 6.50%, 10/15/2031	156	170
Series 2647, Class A, 3.25%, 4/15/2032	61	60
Series 2480, Class EJ, 6.00%, 8/15/2032	176	181
Series 4156, Class SB, IF, 4.50%, 1/15/2033 (a)	606	560
Series 4170, Class TS, IF, 4.69%, 2/15/2033 (a)	3,868	3,179
Series 4186, Class JE, 2.00%, 3/15/2033	7,244	6,939
Series 4188, Class JG, 2.00%, 4/15/2033	4,620	4,424
Series 4206, Class DA, 2.00%, 5/15/2033	3,450	3,306

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2611, Class QZ, 5.00%, 5/15/2033	1,677	1,737
Series 2882, Class QD, 4.50%, 7/15/2034	125	127
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	6,070
Series 2915, Class MU, 5.00%, 1/15/2035	1,114	1,172
Series 5000, Class CB, 1.25%, 1/25/2035	5,945	5,460
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,375
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	9,790
Series 3085, Class VS, HB, IF, 25.22%, 12/15/2035 (a)	193	245
Series 3181, Class OP, PO, 7/15/2036	694	593
Series 4867, Class WF, 0.86%, 4/15/2037 (a)	5,772	5,749
Series 3413, Class B, 5.50%, 4/15/2037	287	301
Series 3325, Class JL, 5.50%, 6/15/2037	1,658	1,773
Series 3341, Class PE, 6.00%, 7/15/2037	1,125	1,217
Series 4365, Class HZ, 3.00%, 1/15/2040	4,220	4,111
Series 3699, Class QH, 5.50%, 7/15/2040	1,162	1,209
Series 3772, Class PE, 4.50%, 12/15/2040	4,245	4,430
Series 4047, Class PB, 3.50%, 1/15/2041	3,422	3,459
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,111
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,600
Series 4039, Class SA, IF, IO, 5.63%, 5/15/2042 (a)	3,050	454
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,365
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,265
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,459
Series 4091, Class PB, 2.00%, 8/15/2042	3,672	3,150
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,802
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,922
Series 4594, Class GN, 2.50%, 2/15/2045	2,226	2,137
Series 4606, Class KP, 2.50%, 7/15/2046	13,064	12,374
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	6,242
Series 4974, Class PH, 1.50%, 6/25/2048	1,821	1,609
Series 4933, Class PA, 2.50%, 10/25/2049	6,738	6,380
Series 4937, Class MD, 2.50%, 10/25/2049	25,085	23,768
Series 4925, Class PA, 3.00%, 10/25/2049	11,364	11,112
Series 5072, Class QC, 1.00%, 10/25/2050	8,715	7,376
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	3	—
Series 264, Class 30, 3.00%, 7/15/2042	3,838	3,684
Series 267, Class 30, 3.00%, 8/15/2042	2,159	2,066
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,050	1,158
Series T-56, Class APO, PO, 5/25/2043	633	617
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	921	1,037
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	180	194
FNMA, REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	—	—
Series 1993-146, Class E, PO, 5/25/2023	3	3
Series 1993-110, Class H, 6.50%, 5/25/2023	4	4
Series 1993-217, Class H, PO, 8/25/2023	1	1

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1993-205, Class H, PO, 9/25/2023	1	1
Series 1993-228, Class G, PO, 9/25/2023	1	1
Series 1993-155, Class PJ, 7.00%, 9/25/2023	86	88
Series 2003-128, Class DY, 4.50%, 1/25/2024	167	168
Series 1994-51, Class PV, 6.00%, 3/25/2024	147	151
Series 1994-37, Class L, 6.50%, 3/25/2024	34	35
Series 2010-117, Class DY, 4.50%, 10/25/2025	3,586	3,665
Series 2010-155, Class B, 3.50%, 1/25/2026	1,822	1,842
Series 1998-58, Class PC, 6.50%, 10/25/2028	216	231
Series 2000-8, Class Z, 7.50%, 2/20/2030	88	97
Series 2002-92, Class FB, 1.66%, 4/25/2030 (a)	211	212
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	122	16
Series 2003-67, Class SA, HB, IF, 38.96%, 10/25/2031 (a)	33	43
Series 2011-145, Class PB, 3.50%, 1/25/2032	10,563	10,666
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,667
Series 2013-50, Class YO, PO, 1/25/2033	2,063	1,643
Series 2003-21, Class PZ, 4.50%, 3/25/2033	976	998
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,066	5,014
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,710
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,668
Series 2004-46, Class QD, IF, 19.98%, 3/25/2034 (a)	191	200
Series 2004-54, Class FL, 1.41%, 7/25/2034 (a)	473	473
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	5,859
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,873	1,983
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,007
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,522
Series 2015-51, Class LY, 3.00%, 7/25/2035	4,111	4,007
Series 2005-58, Class EP, 5.50%, 7/25/2035	190	201
Series 2006-3, Class SB, IF, IO, 5.69%, 7/25/2035 (a)	672	36
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	5,759
Series 2005-83, Class LA, 5.50%, 10/25/2035	306	321
Series 2005-116, Class PC, 6.00%, 1/25/2036	1,285	1,366
Series 2006-51, Class FP, 1.36%, 3/25/2036 (a)	1,469	1,468
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,513
Series 2006-81, Class FA, 1.36%, 9/25/2036 (a)	23	23
Series 2006-110, PO, 11/25/2036	241	209
Series 2007-76, Class PE, 6.00%, 8/25/2037	689	750
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,709	1,809
Series 2010-68, Class EP, 4.50%, 12/25/2039	200	202
Series 2010-11, Class CB, 4.50%, 2/25/2040	99	102
Series 2010-4, Class SL, IF, 9.32%, 2/25/2040 (a)	46	46
Series 2012-115, Class ME, 1.75%, 3/25/2042	2,680	2,545
Series 2012-60, Class EP, 3.00%, 4/25/2042	970	960
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,515
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,247
Series 2012-139, Class JA, 3.50%, 12/25/2042	3,340	3,317
Series 2013-128, Class AO, PO, 12/25/2043	5,128	4,181
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	11,471

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-45, Class PC, 3.00%, 9/25/2045	6,747	6,569
Series 2016-38, Class NA, 3.00%, 1/25/2046	7,952	7,801
Series 2019-71, Class CA, 2.50%, 7/25/2046	13,659	13,127
Series 2019-38, Class PC, 3.00%, 2/25/2048	6,791	6,623
Series 2019-65, Class PA, 2.50%, 5/25/2048	8,043	7,729
Series 2019-42, Class KA, 3.00%, 7/25/2049	12,031	11,761
Series 2019-81, Class JA, 2.50%, 9/25/2049	11,213	10,607
Series 2019-77, Class ZL, 3.00%, 1/25/2050	24,279	23,108
Series 2020-12, Class JC, 2.00%, 3/25/2050	24,239	22,032
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	49	52
Series 2002-W7, Class A4, 6.00%, 6/25/2029	571	586
Series 2003-W1, Class 1A1, 4.89%, 12/25/2042 (a)	336	338
Series 2003-W1, Class 2A, 5.37%, 12/25/2042 (a)	185	189
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,113	1,218
Series 2009-W1, Class A, 6.00%, 12/25/2049	374	398
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	71	72
FNMA, STRIPS
Series 278, Class 3, 1.05%, 11/25/2023 (a)	22	22
Series 278, Class 1, 0.97%, 8/25/2025 (a)	147	147
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	1,394	1,458
Series 2008-15, Class NB, 4.50%, 2/20/2038	242	250
Series 2008-40, Class SA, IF, IO, 5.53%, 5/16/2038 (a)	1,548	179
Series 2009-42, Class TX, 4.50%, 6/20/2039	3,874	3,965
Series 2009-69, Class WM, 5.50%, 8/20/2039	1,075	1,130
Series 2011-29, Class Z, 5.00%, 5/20/2040	15,389	16,302
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,502
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,751	1,763
Series 2020-1, Class M55G, 3.00%, 8/25/2059	15,300	14,821
Total Collateralized Mortgage Obligations (Cost $481,230)		458,763
Commercial Mortgage-Backed Securities — 11.3%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	3,715	3,706
Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,045
Series K048, Class A2, 3.28%, 6/25/2025 (a)	6,500	6,532
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,508
Series K052, Class A2, 3.15%, 11/25/2025	6,716	6,722
Series K734, Class A2, 3.21%, 2/25/2026	5,060	5,070
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,539
Series K087, Class A1, 3.59%, 10/25/2027	4,908	4,969
Series K086, Class A1, 3.67%, 12/25/2027	2,449	2,486
Series W5FX, Class AFX, 3.21%, 4/25/2028 (a)	3,436	3,416
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,944
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,887
Series K158, Class A1, 3.90%, 7/25/2030	8,827	9,144

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-1511, Class A1, 3.28%, 10/25/2030	9,283	9,268
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,764
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	9,290
Series Q007, Class APT2, 3.31%, 10/25/2047 (a)	2,810	2,795
Series Q013, Class APT2, 1.18%, 5/25/2050 (a)	10,103	9,284
FNMA ACES
Series 2015-M13, Class A2, 2.70%, 6/25/2025 (a)	3,635	3,595
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (a)	17,393	17,161
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (a)	4,837	4,719
Series 2017-M4, Class A2, 2.57%, 12/25/2026 (a)	4,830	4,721
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	4,268	4,187
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (a)	13,601	13,539
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (a)	9,033	9,035
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	10,615	10,804
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	8,706
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	5,049
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,952	15,575
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	12,581
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	9,617
Total Commercial Mortgage-Backed Securities (Cost $245,726)		232,658
U.S. Government Agency Securities — 3.6%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	11,085
3.33%, 4/28/2037	15,000	14,580
FNMA
6.25%, 5/15/2029	10,000	12,008
DN, 5.38%, 5/15/2030 (b)	10,000	7,860
Resolution Funding Corp. STRIPS
DN, 22.52%, 4/15/2028 (b)	15,000	12,485
DN, 6.22%, 1/15/2030 (b)	15,700	12,271
DN, 21.67%, 4/15/2030 (b)	5,000	3,894
Total U.S. Government Agency Securities (Cost $70,233)		74,183
Asset-Backed Securities — 1.4%
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027(Cost $28,982)	28,887	28,434
	SHARES (000)
Short Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (c) (d) (Cost $8,375)	8,375	8,375
Total Investments — 96.1% (Cost $2,101,475)		1,984,278
Other Assets Less Liabilities — 3.9%		79,598
NET ASSETS — 100.0%		2,063,876

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(b)	The rate shown is the effective yield as of May 31, 2022.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$28,434	$—	$28,434
Collateralized Mortgage Obligations	—	458,763	—	458,763

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$232,658	$—	$232,658
Mortgage-Backed Securities	—	541,475	—	541,475
U.S. Government Agency Securities	—	74,183	—	74,183
U.S. Treasury Obligations	—	640,390	—	640,390
Short-Term Investments
Investment Companies	8,375	—	—	8,375
Total Investments in Securities	$8,375	$1,975,903	$—	$1,984,278
There were no significant transfers into or out of level 3 for the period ended May 31, 2022.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (a) (b)	$107,776	$156,233	$255,634	$—	$—	$8,375	8,375	$63	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.